Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	49,579	32,059	26,054
Increases for positions related to the current year	14,264	3,385	5,399
Increases for positions related to prior years	10,748	16,410	5,016
Decreases for positions related to prior years	(15,164)	—	—
Settlements with tax authority	(8,556)	—	—
Decreases related to statute of limitations	(2,196)	(1,646)	(1,095)
Foreign exchange loss (gain)	449	(629)	(3,315)
Balance of unrecognized tax benefits as at December 31	49,124	49,579	32,059